Fair Value Measurements - Carrying amounts and estimated fair values of the financial instruments (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Interest bearing demand deposits	[1]	$ 8,725	$ 5,773
Securities available for sale	[1]	18,313	17,747
Securities held to maturity	[1]	6,575	7,420
Investment in restricted stock	[1]	3,270	2,886
Financial liabilities:
Deposits	[1]	216,691	182,934
Carrying Amount | Level 1
Financial assets:
Cash and due from banks		1,672	1,634
Interest bearing demand deposits		8,725	5,773
Accrued interest receivable		824	652
Financial liabilities:
Deposits		216,691	182,934
Accrued interest payable		94	71
Carrying Amount | Level 2
Financial assets:
Securities available for sale		18,313	17,747
Securities held to maturity		6,575	7,420
Investment in restricted stock		3,270	2,886
Loans held for sale		2,770	2,059
Financial liabilities:
Deposits		216,691	182,934
Borrowings		64,447	56,813
Carrying Amount | Level 3
Financial assets:
Loans, net		262,711	226,192
Fair Value | Level 1
Financial assets:
Cash and due from banks		1,672	1,634
Interest bearing demand deposits		8,725	5,773
Accrued interest receivable		824	652
Financial liabilities:
Deposits		216,878	182,969
Accrued interest payable		94	71
Fair Value | Level 2
Financial assets:
Securities available for sale		18,313	17,747
Securities held to maturity		6,588	7,384
Investment in restricted stock		3,270	2,886
Loans held for sale		2,770	2,059
Financial liabilities:
Deposits		216,878	182,969
Borrowings		64,502	57,008
Fair Value | Level 3
Financial assets:
Loans, net		$ 261,588	$ 225,569

[1]	Restated